Lease Obligations (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Lease Obligations
Capital lease obligation	$ 216,000,000
Expected fair value of capital leased asset	225,000,000
Interest expense on capital lease	6,900,000
Depreciation expense	7,100,000
Accumulated depreciation	7,100,000
Net capital lease assets	208,600,000
Sunrise lease payments	10,300,000
Future minimum lease payments under capital leases together with the present value of the net minimum lease payments
2013	25,368,000
2014	25,588,000
2015	25,588,000
2016	25,588,000
2017	25,588,000
Later years	214,739,000
Total minimum lease payments	342,459,000
Less: Amount representing interest	(129,617,000)
Present value of net minimum lease payments	$ 212,842,000